Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash	As of December 31, 2016 and 2015, restricted cash consisted of the following (in thousands):

	December 31,
	2016	2015
Current restricted cash
Liquefaction Project	$357,953	$189,260